Management of Capital	12 Months Ended
Dec. 31, 2023
Management of Capital [Abstract]
Management of capital
14.	Management of capital

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to support the exploration, evaluation, and development of its mineral properties and to maintain a flexible capital structure that optimizes the cost of capital within a framework of acceptable risk. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may issue new shares, issue debt, and acquire or dispose of assets.

The Company is dependent on the capital markets as its primary source of operating capital and the Company’s capital resources are largely determined by the strength of the junior resource markets, the status of the Company’s projects in relation to these markets, and its ability to compete for investor support of its projects.

The Company considers the components of shareholders’ equity as capital.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2023, and the Company is not subject to any externally imposed capital requirements.